Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On June 20, 2024, the Company issued an aggregate of 5,750,000 Class B ordinary shares of the Company, $0.0001 par value (the “Class B Ordinary Shares”, and together with the “Class A Ordinary Shares, the “Ordinary Shares”) to the Sponsor in a private placement prior to the Initial Public Offering (the “Founder Shares”, which unless the context otherwise requires, includes the Class A Ordinary Shares issuable upon conversion thereof), in exchange for a $25,000 payment (approximately $0.004 per share) from the Sponsor to cover certain expenses on behalf of the Company. On July 12, 2024, the Company issued an additional 368,000 Founder Shares to the Sponsor, resulting in the Sponsor holding a total of 6,118,000 Founder Shares. The Founder Shares are identical to the Public Shares included in the Public Units, except that the Founder Shares automatically convert into Class A Ordinary Shares at the time of the initial Business Combination or earlier at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below. The Sponsor had agreed to forfeit up to an aggregate of 798,000 Founder Shares to the extent that the Over-Allotment Option was not exercised in full, so that the Founder Shares would represent approximately 25% of the Company’s issued and outstanding Ordinary Shares after the Initial Public Offering. On November 4, 2024, the Over-Allotment Option was exercised in full as part of the closing of the Initial Public Offering. As such, 798,000 Founder Shares are no longer subject to forfeiture. The Sponsor is not entitled to redemption rights with respect to any Founder Shares, Private Placement Shares and any Public Shares held by the Sponsor in connection with the completion of the initial Business Combination. If the initial Business Combination is not completed within the Combination Period, the Sponsor will not be entitled to liquidating distributions from the Trust Account with respect to any Founder Shares or Private Placement Shares held by it.

Pursuant to the Letter Agreement, the Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) subsequent to the initial Business Combination (x) if the last reported sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their Public Shares for cash, securities or other property.

On August 17, 2026, contemporaneously with the execution and delivery of the Merger Agreement, the Company, the Sponsor, FORT and the other parties thereto entered into the Letter Agreement Amendment. Pursuant to the Letter Agreement Amendment, effective upon and subject to the consummation of the transactions contemplated by the Merger Agreement, (i) up to 2,038,424 Founder Shares that are actually used to secure commitments for the Initial PIPE Financing, any Additional Transaction Financing, and any transactions or arrangements entered into by the Company to secure commitments from public shareholders not to redeem their Company shares at or prior to the Closing, or other arrangements having a similar effect, and consummated prior to the Closing, will be released from the lock-up, and (ii) an additional 118,196 Founder Shares will be released from the lock-up. Accordingly, up to an aggregate of 2,156,620 Founder Shares may be released from the lock-up at the Closing, including only such portion of the 2,038,424 Founder Shares actually used for the specified financing and non-redemption arrangements.

As part of the Initial PIPE Investment, an affiliate of William Zachre Wyatt, a former director of the Company, subscribed for an aggregate purchase price of $5,000,000, and an affiliate of Anthony James Vinciquerra, a director of the Company, subscribed for an aggregate purchase price of $1,000,000.

Registration Rights Agreement

The holders of the (i) Founder Shares, (ii) Representative Shares (as defined in Note 6), (iii) Private Placement Units (including the underlying securities) and any private placement equivalent units (and underlying securities) that may be issued on conversion of any Working Capital Loans (as defined below) and (iv) Class A Ordinary Shares upon conversion of the Founder Shares are entitled to registration rights pursuant to a registration rights agreement , dated October 31, 2024, by and among the Company and certain security holders (the “Registration Rights Agreement”). The Registration Rights Agreement requires the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A Ordinary Shares). The holders of these securities are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Administrative Support Agreement

Commencing on November 1, 2024, the Company entered into an administrative support agreement, dated October 31, 2024 (the “Administrative Support Agreement”), with an affiliate of the Sponsor, pursuant to which, the Company agreed to pay the affiliate of the Sponsor thereof an amount equal to $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended September 30, 2026 and 2025, the Company incurred and paid $30,000 for these services and for the nine months ended September 30, 2026 and 2025, the Company incurred and paid $90,000 for these services.

These amounts are included in the general and administrative costs on the accompanying unaudited condensed statements of operations.

IPO Promissory Note

On June 20, 2024, the Company and the Sponsor entered into a promissory note, whereby the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering (the “IPO Promissory Note”). The IPO Promissory Note was non-interest bearing and payable on the earlier of June 30, 2025, or the date on which the Company consummated the Initial Public Offering. On November 4, 2024, the Company repaid the total outstanding balance of the IPO Promissory Note and as of September 30, 2026 and December 31, 2025, there was $0 outstanding under the IPO Promissory Note. Borrowings under the IPO Promissory Note are no longer available.

Due from Sponsor

On November 4, 2024, the Company repaid $25,000 to the Sponsor in excess of the IPO Promissory Note. On March 20, 2026 and September 26, 2025, the Company paid tax and accounting expenses on behalf of the Sponsor of $390, $5,580 and $7,590, respectively. As of September 30, 2026 and December 31, 2025, $38,560 and $32,590, respectively, were due to be repaid to the Company from the Sponsor on demand.

Working Capital Loans

In order to finance transaction costs in connection with its initial Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company Working Capital Loans as may be required. If the Company completes its initial Business Combination, the Company will repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the Sponsor makes any Working Capital Loans, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit at the option of the lender. Such units and their underlying securities would be identical to the Private Placement Units and their underlying securities. The terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such Working Capital Loans. As of September 30, 2026 and December 31, 2025, the Company had no borrowings under the Working Capital Loans.

Donerail Agreement

On September 29, 2026, the Company engaged Donerail, an affiliate of former director William Zachre Wyatt, to provide transaction advisory services in connection with the proposed Business Combination with FORT. In connection with the engagement, Mr. Wyatt resigned from the Company’s Board of Directors, effective immediately. The resignation was not due to any disagreement with the Company. For additional information regarding the terms of the engagement and related arrangements, see Note 6, Commitments and Contingencies.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On June 20, 2024, the Company issued an aggregate of 6,118,000 Class B ordinary shares of the Company, $0.0001 par value (the “Class B Ordinary Shares”, and together with the “Class A Ordinary Shares, the “Ordinary Shares”) to the Sponsor in a private placement prior to the Initial Public Offering (the “Founder Shares”, which unless the context otherwise requires, includes the Class A Ordinary Shares issuable upon conversion thereof), in exchange for a $25,000 payment (approximately $0.004 per share) from the Sponsor to cover certain expenses on behalf of the Company. On July 12, 2024, the Company issued an additional 368,000 Founder Shares to the Sponsor, resulting in the Sponsor holding a total of 6,118,000 Founder Shares. The Founder Shares are identical to the Public Shares included in the Public Units, except that the Founder Shares automatically convert into Class A Ordinary Shares at the time of the initial Business Combination or earlier at the option of the holder, and are subject to certain transfer restrictions, as described in more detail below. The Sponsor had agreed to forfeit up to an aggregate of 798,000 Founder Shares to the extent that the Over-Allotment Option was not exercised in full, so that the Founder Shares would represent approximately 25% of the Company’s issued and outstanding Ordinary Shares after the Initial Public Offering. On November 4, 2024, the Over-Allotment Option was exercised in full as part of the closing of the Initial Public Offering. As such, 798,000 Founder Shares are no longer subject to forfeiture. The Sponsor is not entitled to redemption rights with respect to any Founder Shares, Private Placement Shares and any Public Shares held by the Sponsor in connection with the completion of the initial Business Combination. If the initial Business Combination is not completed within the Combination Period, the Sponsor will not be entitled to liquidating distributions from the Trust Account with respect to any Founder Shares or Private Placement Shares held by it.

Pursuant to the Letter Agreement, the Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) subsequent to the initial Business Combination (x) if the last reported sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their Public Shares for cash, securities or other property.

Registration Rights Agreement

The holders of the (i) Founder Shares, (ii) Representative Shares (as defined in Note 6), (iii) Private Placement Units (including the underlying securities) and any private placement equivalent units (and underlying securities) that may be issued on conversion of any Working Capital Loans (as defined below) and (iv) Class A Ordinary Shares upon conversion of the Founder Shares are entitled to registration rights pursuant to the IPO Registration Rights Agreement. The IPO Registration Rights Agreement requires the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A Ordinary Shares). The holders of these securities are entitled to registration rights pursuant to a registration rights agreement , dated October 31, 2024, by and among the Company and certain security holders (the “Registration Rights Agreement”). In addition, the holders have certain piggyback registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Administrative Support Agreement

Commencing on November 1, 2024, the Company entered into an administrative services agreement, dated October 31, 2024, with an affiliate of the Sponsor, pursuant to which, the Company agreed to pay the affiliate of the Sponsor thereof an amount equal to $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. As of December 31, 2025 and 2024, the Company incurred $120,000 and $20,000, respectively, in fees for these services. These amounts are paid and included in the general and administrative costs on the accompanying statements of operations.

IPO Promissory Note

On June 20, 2024, the Company and the Sponsor entered into a promissory note, whereby the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering (the “IPO Promissory Note”). The IPO Promissory Note was non-interest bearing and payable on the earlier of June 30, 2025, or the date on which the Company consummated the Initial Public Offering. On November 4, 2024, the Company repaid the total outstanding balance of the IPO Promissory Note and as of December 31, 2025, there was $0 outstanding under the IPO Promissory Note. Borrowings under the IPO Promissory Note are no longer available.

Due from Sponsor

On November 4, 2024, the Company repaid $25,000 to the Sponsor in excess of the IPO Promissory Note. On September 26, 2025, the Company paid tax and accounting expenses on behalf of the Sponsor of $7,590. As of December 31, 2025 and 2024, $32,590 and $25,000, respectively, were due to be repaid to the Company from the Sponsor.

Working Capital Loans

In order to finance transaction costs in connection with its initial Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes its initial Business Combination, the Company will repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the Sponsor makes any Working Capital Loans, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit at the option of the lender. The units and their underlying securities would be identical to the Private Placement Units and their underlying securities. The terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such Working Capital Loans. As of December 31, 2025 and 2024, the Company had no borrowings under the Working Capital Loans.